Stock-based compensation plans - Additional Information (Detail) - JPY (¥)	12 Months Ended
	Mar. 31, 2022	Mar. 31, 2021
Statements [Line Items]
Weighted average fair value per share	¥ 2,994	¥ 2,207
Expense from share-based payment transactions with employees	¥ 11,105,000,000	¥ 8,892,000,000
Description of vesting requirements for share-based payment arrangement	The stock acquisition rights granted under the stock option plan generally have three-year vesting schedules
Description of maximum term of options granted for share-based payment arrangement	exercisable up to 10 years from the date of grant.
Weighted-average stock price at the time when the stock acquisition rights were exercised during the fiscal years	¥ 12,627	¥ 9,311